United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4314

(Investment Company Act File Number)

Intermediate Municipal Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/2012

Date of Reporting Period: Six months ended 11/30/2011

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
November 30, 2011

Share Class	Ticker
Institutional	FIMTX
Y	FIMYX

Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

Portfolio of Investments Summary Table (unaudited)

At November 30, 2011, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
General Obligation — State	26.5%
Transportation	13.9%
Hospital	10.7%
Water Sewer	8.1%
Pre-refunded	8.0%
Public Power	7.9%
Special Tax	6.6%
Education	5.6%
General Obligation — Local	4.1%
Electric and Gas	3.9%
Other[2]	4.4%
Other Assets and Liabilities — Net[3]	0.3%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 95.3% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

November 30, 2011 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS – 97.1%
	Arizona – 2.0%
$2,000,000	Tempe, AZ IDA, Excise Tax Revenue Bonds, 5.25% (AMBAC INS) (United States Treasury PRF 7/1/2014 @ 100), 7/1/2017	2,236,640
	Arkansas – 1.9%
1,000,000	Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	1,000,990
1,000,000	University of Arkansas, Revenue Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 3/1/2016	1,148,200
	TOTAL	2,149,190
	California – 6.0%
1,020,000	California State Public Works Board, Department of Corrections and Rehabilitation Lease Revenue Refunding Bonds (2006 Series F: Soledad II), 5.25% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2019	1,144,073
1,000,000	California State, Various Purpose UT GO Bonds, 5.25%, 9/1/2026	1,097,520
1,000,000	La Canada, CA USDT, UT GO (Series A), 5.50% (National Public Finance Guarantee Corporation INS), 8/1/2024	1,129,620
3,000,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 5.50%, 5/1/2025	3,337,200
	TOTAL	6,708,413
	Colorado – 3.2%
1,355,000	Denver (City & County), CO, Airport System Revenue Bonds (Series 2010A), 5.00% (Denver, CO City & County Airport Authority), 11/15/2022	1,545,906
1,000,000	Douglas County, CO School District, UT GO Bonds, 5.75% (United States Treasury PRF 12/15/2014 @ 100), 12/15/2021	1,149,590
750,000	University of Colorado, University Enterprise Revenue Bonds (Series 2011A), 5.00%, 6/1/2024	866,182
	TOTAL	3,561,678
	Connecticut – 3.8%
3,685,000	Connecticut State, GO Bonds (Series 2008A), 5.00%, 4/15/2016	4,283,812
	Florida – 8.3%
1,880,000	Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2008F), 5.00% (Florida State), 6/1/2022	2,240,810
2,475,000	Florida State Turnpike Authority, Department of Transportation Turnpike Revenue Bonds (Series 2010A), 5.00%, 7/1/2030	2,643,993
1,000,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2010B), 5.00%, 10/1/2030	1,016,360
Semi-Annual Shareholder Report

Principal Amount		Value
$2,135,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2019	2,328,495
1,010,000	Volusia County, FL School District, COP (Series A), 5.00% (Assured Guaranty Municipal Corp. INS 8/1/2015 @ 100), 8/1/2019	1,086,164
	TOTAL	9,315,822
	Georgia – 3.2%
1,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	1,231,530
2,000,000	Municipal Electric Authority of Georgia, General Resolution Subordinated Bonds (Series 2008A), 5.25%, 1/1/2018	2,345,660
	TOTAL	3,577,190
	Illinois – 7.6%
625,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011B), 5.00%, 1/1/2018	711,937
2,000,000	Illinois Finance Authority, Revenue Bonds (Series 2008B), 5.50% (Children's Memorial Hospital), 8/15/2021	2,168,860
2,000,000	Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2015	2,231,320
2,000,000	Illinois State, UT GO Bonds, 5.50%, 8/1/2018	2,302,720
1,000,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 5.25% (Original Issue Yield: 5.32%), 6/1/2020	1,086,340
	TOTAL	8,501,177
	Indiana – 2.0%
2,000,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% (BP PLC), 1/1/2016	2,235,100
	Louisiana – 1.3%
1,400,000	Louisiana State Citizens Property Insurance Corp., Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2018	1,477,770
	Maryland – 4.3%
2,000,000	Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2019	2,412,400
2,000,000	Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2021	2,350,980
	TOTAL	4,763,380
	Massachusetts – 6.1%
2,000,000	Commonwealth of Massachusetts, UT GO Bonds (Consolidated Loan of 2011), 5.00%, 8/1/2014	2,223,760
2,000,000	Commonwealth of Massachusetts, UT GO Bonds (Series 2010B), 5.00%, 6/1/2017	2,375,260
2,000,000	Massachusetts HEFA, Revenue Bonds (Series 2010A), 5.00% (Northeastern University), 10/1/2023	2,202,260
	TOTAL	6,801,280
Semi-Annual Shareholder Report

Principal Amount		Value
	Minnesota – 0.8%
$725,000	University of Minnesota, GO Bonds (Series 2011A), 5.00%, 12/1/2021	883,231
	Nevada – 1.0%
1,100,000	Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,152,811
	New Jersey – 3.6%
1,000,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2018	1,140,490
2,500,000	New Jersey Turnpike Authority, Revenue Bonds (Series 2009H), 5.00%, 1/1/2020	2,863,325
	TOTAL	4,003,815
	New Mexico – 4.4%
3,075,000	Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.50%, 7/1/2023	3,743,198
1,000,000	University of New Mexico, Revenue Bonds (Series A), 5.00% (Assured Guaranty Municipal Corp. INS), 6/1/2021	1,127,180
	TOTAL	4,870,378
	New York – 9.7%
1,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Fiscal 2011 Series HH), 5.00%, 6/15/2026	1,123,020
2,000,000	New York City, NY, UT GO Bonds (Series 2011I, Subseries I-1), 5.00%, 8/1/2017	2,352,640
2,000,000	New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2022	2,240,320
1,000,000	New York State HFA, Revenue Bonds (Series A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 9/15/2023	1,118,780
1,000,000	New York State Thruway Authority, Revenue Bonds (Series 2011A), 5.00% (New York State Thruway Authority — Dedicated Highway & Bridge Trust Fund), 4/1/2024	1,148,420
1,500,000	New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	1,819,440
1,000,000	Suffolk County, NY Economic Development Corp., Revenue Bonds (Series 2011), 5.00% (Catholic Health Services of Long Island Obligated Group), 7/1/2021	1,078,120
	TOTAL	10,880,740
	North Carolina – 2.0%
1,950,000	North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.00% (United States Treasury PRF 3/1/2015 @ 100), 3/1/2020	2,215,181
50,000	North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.00%, 3/1/2020	55,723
	TOTAL	2,270,904
Semi-Annual Shareholder Report

Principal Amount		Value
	Ohio – 6.8%
$1,150,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2016	1,299,420
2,000,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-C), 5.625% (FirstEnergy Solutions Corp.), 6/1/2018	2,242,680
1,555,000	Ohio State Building Authority, State Facilities Refunding Revenue Bonds (Series 2010D), 5.00%, 10/1/2024	1,707,950
2,000,000	Ohio State, Infrastructure Improvement GO Bonds (Series 2011A), 5.25%, 9/1/2023	2,363,140
	TOTAL	7,613,190
	Pennsylvania – 5.1%
1,555,000	Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	1,784,907
1,490,000	Pennsylvania State Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 6.00%, 12/1/2036	1,709,790
1,000,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25%, 1/1/2023	1,116,930
1,000,000	Southeastern, PA Transportation Authority, Capital Grant Receipts Bonds (Series 2011), 5.00%, 6/1/2021	1,148,170
	TOTAL	5,759,797
	Puerto Rico – 1.0%
1,000,000	Puerto Rico Public Building Authority, Revenue Bonds (Series I), 5.50% (United States Treasury PRF 7/1/2014 @ 100), 7/1/2023	1,119,510
	South Carolina – 4.0%
2,000,000	Lexington County, SC Health Services District, Inc., Revenue Refunding Bonds, 5.00%, 11/1/2026	2,110,360
2,000,000	South Carolina State Public Service Authority (Santee Cooper), Refunding Revenue Obligations (Series 2011B), 5.00%, 12/1/2021	2,410,220
	TOTAL	4,520,580
	Texas – 8.1%
2,000,000	North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.50% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2017	2,073,780
1,000,000	North Texas Tollway Authority, Revenue Refunding Bonds (Series A), 6.00%, 1/1/2023	1,132,420
1,575,000	San Antonio, TX Water System, Revenue Refunding Bonds (Series 2011A), 5.00%, 5/15/2021	1,879,195
1,640,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2008D), 5.625% (Merrill Lynch & Co., Inc. GTD)/(Original Issue Yield: 6.015%), 12/15/2017	1,723,755
Semi-Annual Shareholder Report

Principal Amount		Value
$2,000,000	Texas State, Water Financial Assistance UT GO Bonds (Series 2011B), 5.00%, 8/1/2029	2,230,300
	TOTAL	9,039,450
	Utah – 0.9%
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.25%, 7/1/2020	1,057,900
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $102,552,112)	108,783,758
	SHORT-TERM MUNICIPALS – 2.6%[1]
	Indiana – 1.2%
1,300,000	Richmond, IN Hospital Authority, (Series 2005A) Daily VRDNs (Reid Hospital & Health Care Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.110%, 12/1/2011	1,300,000
	Michigan – 0.1%
100,000	Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 0.130%, 12/1/2011	100,000
	Texas – 1.3%
1,500,000	Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 0.110%, 12/1/2011	1,500,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	2,900,000
	TOTAL MUNICIPAL INVESTMENTS — 99.7% (IDENTIFIED COST $105,452,112)[2]	111,683,758
	OTHER ASSETS AND LIABILITIES - NET — 0.3%[3]	365,984
	TOTAL NET ASSETS — 100%	$112,049,742

At November 30, 2011, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2011.

Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of November 30, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
COP	— Certificate of Participation
EDA	— Economic Development Authority
FGIC	— Financial Guaranty Insurance Company
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LIQ(s)	— Liquidity Agreement(s)
LOC	— Letter of Credit
PCR	— Pollution Control Revenue
PRF	— Prerefunded
TOBs	— Tender Option Bonds
USDT	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 11/30/2011	Year Ended May 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.92	$9.89	$9.60	$9.70	$10.22	$10.25
Income From Investment Operations:
Net investment income	0.16	0.34	0.35	0.37	0.42	0.45
Net realized and unrealized gain (loss) on investments	0.19	0.03	0.29	(0.10)	(0.52)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.35	0.37	0.64	0.27	(0.10)	0.42
Less Distributions:
Distributions from net investment income	(0.16)	(0.34)	(0.35)	(0.37)	(0.42)	(0.45)
Net Asset Value, End of Period	$10.11	$9.92	$9.89	$9.60	$9.70	$10.22
Total Return[1]	3.57%	3.85%	6.82%	2.92%	(1.03)%	4.15%
Ratios to Average Net Assets:
Net expenses	0.56%[2]	0.56%	0.56%	0.55%[3]	0.56%[3,4]	0.55%[4]
Net investment income	3.23%[2]	3.48%	3.62%	3.88%	4.16%	4.38%
Expense waiver/reimbursement[5]	0.46%[2]	0.44%	0.29%	0.30%	0.32%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$110,338	$114,601	$152,702	$236,117	$120,196	$141,676
Portfolio turnover	15%	30%	17%	32%	56%	38%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.55% and 0.56% for the years ended May 31, 2009 and 2008, respectively, after taking into account these expense reductions.
4	Includes 0.01% and 0.02% of interest and trust expenses related to the Fund's participation in secondary inverse floater structures for the years ended May 31, 2008 and 2007, respectively.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class Y Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 11/30/2011	Year Ended May 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.92	$9.89	$9.60	$9.70	$10.22	$10.25
Income From Investment Operations:
Net investment income	0.17	0.37	0.37	0.39	0.43	0.47
Net realized and unrealized gain (loss) on investments	0.19	0.02	0.29	(0.10)	(0.52)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.36	0.39	0.66	0.29	(0.09)	0.44
Less Distributions:
Distributions from net investment income	(0.17)	(0.36)	(0.37)	(0.39)	(0.43)	(0.47)
Net Asset Value, End of Period	$10.11	$9.92	$9.89	$9.60	$9.70	$10.22
Total Return[1]	3.67%	4.04%	7.01%	3.10%	(0.86)%	4.33%
Ratios to Average Net Assets:
Net expenses	0.38%[2]	0.38%	0.38%	0.37%[3]	0.38%[3,4]	0.38%[4]
Net investment income	3.41%[2]	3.67%	3.80%	4.09%	4.33%	4.56%
Expense waiver/reimbursement[5]	0.40%[2]	0.38%	0.23%	0.27%	0.30%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,712	$1,616	$3,802	$22,285	$26,580	$24,978
Portfolio turnover	15%	30%	17%	32%	56%	38%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.37% and 0.38% for the years ended May 31, 2009 and 2008, respectively, after taking into account these expense reductions.
4	Includes 0.01% and 0.02% of interest and trust expenses related to the Fund's participation in secondary inverse floater structures for the years ended May 31, 2008 and 2007, respectively.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

November 30, 2011 (unaudited)

Assets:
Total investments in securities, at value (identified cost $105,452,112)		$111,683,758
Cash		12,988
Income receivable		1,574,343
Receivable for investments sold		295,010
Receivable for shares sold		200
TOTAL ASSETS		113,566,299
Liabilities:
Payable for investments purchased	$1,077,040
Income distribution payable	176,853
Payable for shares redeemed	170,266
Payable for shareholder services fee (Note 5)	20,770
Payable for Directors'/Trustees' fees	2,097
Accrued expenses	69,531
TOTAL LIABILITIES		1,516,557
Net assets for 11,087,056 shares outstanding		$112,049,742
Net Assets Consist of:
Paid-in capital		$109,832,083
Net unrealized appreciation of investments		6,231,646
Accumulated net realized loss on investments		(4,014,037)
Undistributed net investment income		50
TOTAL NET ASSETS		$112,049,742
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$110,337,850 ÷ 10,917,667 shares outstanding, no par value, unlimited shares authorized		$10.11
Class Y Shares:
$1,711,892 ÷ 169,389 shares outstanding, no par value, unlimited shares authorized		$10.11

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended November 30, 2011 (unaudited)

Investment Income:
Interest			$2,182,112
Expenses:
Investment adviser fee (Note 5)		$229,733
Administrative fee (Note 5)		95,000
Custodian fees		6,260
Transfer and dividend disbursing agent fees and expenses		26,916
Directors'/Trustees' fees		4,671
Auditing fees		11,759
Legal fees		3,612
Portfolio accounting fees		40,625
Shareholder services fee (Note 5)		122,847
Account administration fee (Note 2)		11,509
Share registration costs		15,568
Printing and postage		10,211
Insurance premiums		2,213
Miscellaneous		4,486
TOTAL EXPENSES		585,410
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(213,067)
Waiver of administrative fee	(16,926)
Reimbursement of shareholder services fee	(32,477)
TOTAL WAIVERS AND REIMBURSEMENT		(262,470)
Net expenses			322,940
Net investment income			1,859,172
Realized and Unrealized Gain on Investments:
Net realized gain on investments			515,576
Net change in unrealized appreciation of investments			1,659,435
Net realized and unrealized gain on investments			2,175,011
Change in net assets resulting from operations			$4,034,183

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2011	Year Ended 5/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,859,172	$4,648,665
Net realized gain on investments	515,576	2,704,205
Net change in unrealized appreciation/depreciation of investments	1,659,435	(2,803,510)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,034,183	4,549,360
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,831,185)	(4,525,305)
Class Y Shares	(28,499)	(122,843)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,859,684)	(4,648,148)
Share Transactions:
Proceeds from sale of shares	7,805,591	15,622,675
Net asset value of shares issued to shareholders in payment of distributions declared	717,349	1,602,826
Cost of shares redeemed	(14,864,301)	(57,413,532)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,341,361)	(40,188,031)
Change in net assets	(4,166,862)	(40,286,819)
Net Assets:
Beginning of period	116,216,604	156,503,423
End of period (including undistributed net investment income of $50 and $562, respectively)	$112,049,742	$116,216,604

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

November 30, 2011 (unaudited)

1. Organization

Intermediate Municipal Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Intermediate Municipal Trust (the “Fund”). The Fund offers two classes of shares: Institutional Shares and Class Y Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments normally (except in certain circumstances described in the Fund's Prospectus) will not be subject to the federal AMT for individuals and corporations, but may be subject to state and local taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations, or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, municipal mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Class Y Shares may bear certain account administration fees and shareholder services fees unique to those classes. For the six months ended November 30, 2011, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Institutional Shares	$11,509

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. Shares of Beneficial Interest

The following tables summarize share activity:

	Six Months Ended 11/30/2011		Year Ended 5/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	752,421	$7,552,636	1,390,295	$13,761,322
Shares issued to shareholders in payment of distributions declared	71,466	717,349	161,995	1,599,490
Shares redeemed	(1,460,897)	(14,676,398)	(5,438,026)	(53,445,999)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(637,010)	$(6,406,413)	(3,885,736)	$(38,085,187)
	Six Months Ended 11/30/2011		Year Ended 5/31/2011
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	25,097	$252,955	186,787	$1,861,353
Shares issued to shareholders in payment of distributions declared	—	—	334	3,336
Shares redeemed	(18,610)	(187,903)	(408,614)	(3,967,533)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	6,487	$65,052	(221,493)	$(2,102,844)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(630,523)	$(6,341,361)	(4,107,229)	$(40,188,031)

4. Federal Tax Information

At November 30, 2011, the cost of investments for federal tax purposes was $105,452,112. The net unrealized appreciation of investments for federal tax purposes was $6,231,646. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,329,323 and net unrealized depreciation from investments for those securities having an excess of cost over value of $97,677.

At May 31, 2011, the Fund had a capital loss carryforward of $4,529,613 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Semi-Annual Shareholder Report

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2011, the Adviser voluntarily waived $213,067 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2011, the net fee paid to FAS was 0.136% of average daily net assets of the Fund. FAS waived $16,926 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended November 30, 2011, FSSC did not receive any fees paid by the Fund. For the six months ended November 30, 2011, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed
Institutional Shares	$122,847	$(32,477)

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Expense Limitation

The Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.56% and 0.38% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended November 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $30,600,000 and $34,050,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended November 30, 2011, were as follows:

Purchases	$17,161,052
Sales	$23,339,259

7. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2011, there were no outstanding loans. During the six months ended November 30, 2011, the Fund did not utilize the LOC.

8. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2011, there were no outstanding loans. During the six months ended November 30, 2011, the program was not utilized.

Semi-Annual Shareholder Report

9. Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2011 to November 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2011	Ending Account Value 11/30/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,035.70	$2.85
Class Y Shares	$1,000	$1,036.70	$1.93
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.20	$2.83
Class Y Shares	$1,000	$1,023.10	$1.92
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.56%
Class Y Shares	0.38%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated INTERMEDIATE MUNICIPAL TRUST (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three and five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative Semi-Annual Shareholder Report services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Intermediate Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 458810108
Cusip 458810603

8010413 (1/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Intermediate Municipal Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 23, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date January 23, 2012